1933 Act Registration No. 002-74747
1940 Act Registration No. 811-03313

As filed with the Securities and Exchange Commission on July 26, 2016

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 85	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 85	[X]

FIRST AMERICAN FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

800 Nicollet Mall
Minneapolis, Minnesota 55402
(Address of Principal Executive Offices) (Zip Code)

(612) 303-7987
(Registrant’s Telephone Number, including Area Code)

Richard J. Ertel
U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall, BC-MN-H04N
Minneapolis, Minnesota 55402-7020
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[x]    immediately upon filing pursuant to paragraph (b) of Rule 485
[  ]     on (date) pursuant to paragraph (b) of Rule 485
[  ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485
[  ]     on (date) pursuant to paragraph (a)(1) of Rule 485
[  ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485
[  ]     on (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 002-74747 and 811-03313 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 26th day of July, 2016.

FIRST AMERICAN FUNDS, INC.

By:	/s/ Eric J. Thole
Eric J. Thole, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on July 26, 2016.

SIGNATURE	TITLE
/s/ Eric J. Thole	President
Eric J. Thole
/s/ Jill M. Stevenson	Treasurer (principal financial/accounting officer)
Jill M. Stevenson
*	Director
David K. Baumgardner
*	Director
Mark E. Gaumond
*	Director
Roger A. Gibson
*	Director
Leonard W. Kedrowski
*	Director
Richard K. Riederer
*	Director
James M. Wade

* Richard J. Ertel, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of First American Funds, Inc. pursuant to the powers of attorney duly executed by such persons.

By: /s/ Richard J. Ertel	Attorney-in-Fact
Richard J. Ertel

Index to Exhibits

Exhibit Number	Name of Exhibit
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase